Expense Example (Fundamental Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Fundamental Value Trust
Expense Example:
Year 1	$ 87
Year 3	271
Year 5	471
Year 10	1,049
Series II, Fundamental Value Trust
Expense Example:
Year 1	107
Year 3	334
Year 5	579
Year 10	1,283
Series NAV, Fundamental Value Trust
Expense Example:
Year 1	82
Year 3	255
Year 5	444
Year 10	$ 990